UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: June 30, 2012

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total:$ 378,912,187

          30-Jun-12             TITLE                        VALUE     SHARES/    INVSTMT     VOTING

        Name of Issuer         OF CLASS       CUSIP        (x$1000)    PRN AMT    DSCRETN      AUTH

     Abbott Laboratories         COM        002824100             204       3170    SOLE       SOLE
       American Express          COM        025816109             323       5550    SOLE       SOLE
          Amgen Inc              COM        031162100            7961     109183    SOLE       SOLE
     Analog Devices Inc.         COM        032654105           13935     369913    SOLE       SOLE
           AT&T Inc              COM        00206R102             203       5692    SOLE       SOLE
 Bank of New York Mellon Corp    COM        064057102             559      25488    SOLE       SOLE
 Berkshire Hathaway Inc CL A     COM        084670108             750          6    SOLE       SOLE
 Berkshire Hathaway Inc CL B     COM        084670207             604       7250    SOLE       SOLE
         Biogen Idec             COM        09062X103           21061     145872    SOLE       SOLE
            Boeing               COM        097023105             246       3307    SOLE       SOLE
        Bristol Myers            COM        110122108             449      12500    SOLE       SOLE
      Brown Forman CL B          COM        115637209           15851     163670    SOLE       SOLE
         Caterpillar             COM        149123101             289       3400    SOLE       SOLE
      Charles River Labs         COM        159864107             688      21000    SOLE       SOLE
        Citrix Systems           COM        177376100             218       2600    SOLE       SOLE
        Coca Cola Co.            COM        191216100            1521      19450    SOLE       SOLE
   Coca Cola FEMSA S A DE C      COM        191241108           13914     106308    SOLE       SOLE
            Cognex               COM        192422103            2754      87025    SOLE       SOLE
      Colgate Palmolive          COM        194162103            1463      14050    SOLE       SOLE
   Comm Vault Systems Inc.       COM        204166102             734      14800    SOLE       SOLE
        Danaher Corp.            COM        235851102           12039     231170    SOLE       SOLE
         Dexcom Inc.             COM        252131107             416      32100    SOLE       SOLE
     E I DuPont DeNemours        COM        263534109            1393      27544    SOLE       SOLE
     Emerson Electric Co         COM        291011104             285       6112    SOLE       SOLE
       Exxon Mobil Corp          COM        30231G102            2361      27597    SOLE       SOLE
       General Electric          COM        369604103            7448     357410    SOLE       SOLE
      General Mills Inc.         COM        370334104             540      14000    SOLE       SOLE
       Grainger WW Inc.          COM        384802104           14228      74401    SOLE       SOLE
        Grupo Televiso           COM        40049J206            4346     202344    SOLE       SOLE
           Halozyme              COM        40637H109            4649     524750    SOLE       SOLE
       Harley Davidson           COM        412822108             878      19200    SOLE       SOLE
         Heinz H J Co            COM        423074103            8497     156250    SOLE       SOLE
       Henry Schein Inc          COM        806407102            9102     115964    SOLE       SOLE
      Hershey Foods Corp         COM        427866108            1297      18000    SOLE       SOLE
       Hewlett Packard           COM        428236103            4073     202550    SOLE       SOLE
          Home Depot             COM        437076102             983      18553    SOLE       SOLE
      Honeywell Intl Inc         COM        438516106           10519     188375    SOLE       SOLE
      Idex Laboratories          COM        45168D104            6369      66255    SOLE       SOLE
      Illinois Tool Wks          COM        452308109            4152      78500    SOLE       SOLE
       Incyte Genomics           COM        45337C102             336      14780    SOLE       SOLE
Internation Business Machines    COM        459200101            1864       9532    SOLE       SOLE
      ISHARE MSCI Brazil         ETF        464286400            3548      68625    SOLE       SOLE
    ISHARE MSCI Hong Kong        ETF        464286871            4595     280200    SOLE       SOLE
      Johnson & Johnson          COM        478160104           16603     245748    SOLE       SOLE
        Kimberly Clark           COM        494368103            6681      79750    SOLE       SOLE
        McDonalds Corp           COM        580135101             381       4300    SOLE       SOLE
          Merck & Co             COM        589331107            2495      59770    SOLE       SOLE
        Mettler Toledo           COM        5922688105           2317      14865    SOLE       SOLE
      Minn Mng & Mfg Co          COM        604059105           10729     119746    SOLE       SOLE
       Monsanto Co New           COM        61166W101            2387      28830    SOLE       SOLE
      Nabors Industries          COM        G6359F103            1755     121900    SOLE       SOLE
     Nektar Therapeutics         COM        640268108            4342     538050    SOLE       SOLE
      Neogen Corporation         COM        640491106            9625     208325    SOLE       SOLE
         Novo Nordisk            COM        670100205            9552      65725    SOLE       SOLE
   Occidental Pete Corp Cal      COM        674599105            7117      82980    SOLE       SOLE
         Pepsico Inc.            COM        713448108            1196      16927    SOLE       SOLE
  Power Shares Global Energy     ETF        73936T615             192      25250    SOLE       SOLE
   PowerSharesGolden Dragon      ETF        73935X401            2950     156095    SOLE       SOLE
       Proctor & Gamble          COM        742718109             822      13414    SOLE       SOLE
     Raytheon Company New        COM        755111507            9397     166049    SOLE       SOLE
   Rockwell Automation Inc.      COM        774347108            1669      25271    SOLE       SOLE
       Rockwell Collins          COM        774341101            3890      78828    SOLE       SOLE
       Ross Stores Inc           COM        778296103            3351      53640    SOLE       SOLE
     Schlumberger Limited        COM        806857108           12719     195943    SOLE       SOLE
            Sirona               COM        82966C103            1213      26950    SOLE       SOLE
         Southern Co             COM        842587107            1718      37100    SOLE       SOLE
   SPDR Index SHs Fds Euro       ETF        78463X202             926      32800    SOLE       SOLE
      State Street Corp          COM        857477103            4765     106732    SOLE       SOLE
        Stratasys Inc            COM        862685104           14058     283991    SOLE       SOLE
           Syngenta              COM        87160A100           13954     203880    SOLE       SOLE
     Teva Pharmaceutical         COM        881624209            8486     215165    SOLE       SOLE
        Tiffany & Co.            COM        886547108           19836     374611    SOLE       SOLE
           Unilever              COM        904767704            1002      29700    SOLE       SOLE
        VCA Antech Inc           COM        918194101            8650     393530    SOLE       SOLE
           Verizon               COM        92343V104            1106      24895    SOLE       SOLE
      Disney Walt Co Del         COM        254687106             922      19014    SOLE       SOLE
       Williams Sonoma           COM        969904101            4013     114750    SOLE       SOLE
      Wisdom Tree India          ETF        97717W422             451      26175    SOLE       SOLE